Financial assets and other receivables - Securitization of trade receivables (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Dec. 10, 2019	Sep. 04, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 09, 2019
Securitization of trade receivables
Borrowings			$ 158,999	$ 141,012
Interest earned on SPE loans			1,130	3,403
Fixed-rate servicing fees			1,531	2,961
Additional servicing fees earned			4,790	11,174
SPE held trade receivables			237,022	75,719
Ferrous Receivables DAC
Securitization of trade receivables
Cash			38,778
Cash held by SPE			3,448
SPE held trade receivables			90,108
Securitizations
Securitization of trade receivables
Trade receivables sold under securitization program		$ 1,127,000		2,059,000
Loss on transferral of trade receivables			$ 12,210	22,647
Senior Subordinated Loan | Securitizations
Securitization of trade receivables
Average interest rate			0.00%
Junior Subordinated Loan | Securitizations
Securitization of trade receivables
Average interest rate			0.00%
ING | Securitizations | Ferrous Receivables DAC
Securitization of trade receivables
Upfront cash consideration				227,360
Senior loan commitments					$ 75,000
New senior loans | Securitizations | Ferrous Receivables DAC
Securitization of trade receivables
Senior loan commitments	$ 150,000
Borrowings			$ 104,130
Term of the securitization program	2 years
Maximum | ING | Securitizations | Ferrous Receivables DAC
Securitization of trade receivables
Upfront cash consideration				$ 303,000